United States
                       Securities And Exchange Commission
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number  811-08359

         The Westport Funds
--------------------------------------------------------------------------------
(Exact name of registrant as specified in charter)

         253 Riverside Avenue, Westport, Connecticut 06880
--------------------------------------------------------------------------------
(Address of principal executive offices)             (Zip code)

Edmund H. Nicklin, Jr., 253 Riverside Avenue, Westport, Connecticut 06880
--------------------------------------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code:  (888) 593-7878

Date of fiscal year end:   12/31

Date of reporting period:  06/30/06

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Reports to Stockholders.

The Westport Funds Semi-Annual Report


The ----------------------------------------------------------------------------
                                    Westport
-------------------------------------------------------------------------- Funds

                                    [GRAPHIC]

                               Semi-Annual Report
                                 June 30, 2006
                                  (Unaudited)

                                  888-593-7878

                                    website:
                             www.westportfunds.com

                                  -----------
                                   WESTPORT
                                  INVESTMENTS
                                  -----------

Letter to Shareholders                                             July 14, 2006
--------------------------------------------------------------------------------

Dear Fellow Shareholder:

Policy adjustments by the central banks of the three largest economies - U.S. Federal Reserve ("Fed"), Bank of Japan ("BOJ") and European Central Bank ("ECB")
- caused considerable volatility in debt and equity markets in the first half of 2006 and are likely to be key determinants of economic activity and financial performance over the balance of the year. The Fed has raised the fed funds rates by 25 basis points (one basis point is equivalent to 0.01%) seventeen times since June 2004 to the current level of 5.25% after holding it at 1% for one year. The BOJ raised its overnight interbank rate to 25 basis points today after almost six years at zero and recently ended its policy of "quantitative easing" which pushed excess reserves into Japanese banks. The ECB raised its overnight rate 25 basis points three times since December 2005, after two years of holding overnight rates steady at 2%. The focus of these central banks is the preemption of inflation after pursuing accommodative monetary policies earlier in the decade to ward off deflation.

The U.S. equity market was erratic during the first half of 2006, with a strong performance in the first quarter of 2006. Investor optimism for continued strong economic growth was reflected in out performance by smaller and riskier companies. The stocks of riskier companies were purchased on a speculative basis to leverage anticipated economic growth. However, the second quarter was very different as the Fed's failure to pause its tightening of monetary policy at any of the four meetings in the first half disappointed many investors. The combination of continued Fed tightening, further oil price increases, a slowing housing market, lowered economic growth expectations and an uptick in inflation, increased market volatility and produced negative returns for equities during the second quarter.

In the more speculative environment of the first quarter, the Westport Select Fund trailed the total return from the Russell 2000 Index by approximately 8.0 percentage points. However, the value focus of the Westport Select Cap Fund, which hurt first quarter results, enabled it to outperform the Russell 2000 by approximately 1.3 percentage points in the difficult second quarter. The recovery would have been even greater except for an unusual boost to the Russell 2000 Index during the annual rebalancing at the end of June. Prudential Equity Group, LLC estimated a 0.85 percentage point benefit to the Russell 2000 this year from companies moving to the Russell 1000 Index. The performance penalty to the Westport Select Cap Fund was approximately 0.80 percentage points because very few of these companies are portfolio holdings.

The Westport Fund's return in the second quarter trailed the total return of the Russell Midcap Index by approximately 0.50 percentage points after trailing the Index by approximately 0.65 percentage points in the first quarter. Three-fourths of the shortfall is attributable to one portfolio holding, CA, Inc.

                                Table of Results
                               THE WESTPORT FUNDS
                         Total Returns* -- June 30, 2006

----------------------------------------------------------------------------------------------------
                                                                      Five Years         Since
                                        Six Months     One Year         Ended         Inceptioni
                                           Ended        Ended          6/30/06        to 6/30/06
Fund or Index                             6/30/06      6/30/06    (Average Annual)  (Average Annual)
----------------------------------------------------------------------------------------------------
Westport Select Cap Fund - Class Rii       2.0%          4.4%            6.7%           12.8%
Russell 2000(R) Index                      8.2%         14.6%            8.5%            7.4%
----------------------------------------------------------------------------------------------------
Westport Fund - Class Riii                 3.7%          8.2%            8.1%           12.4%
Russell Midcap(R) Indexiv                  4.8%         13.7%            9.9%            9.8%
----------------------------------------------------------------------------------------------------

* The total returns shown above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Portfolio Comments

Most industry groups within the Westport Select Cap Fund had positive returns in the first half of 2006 but many were less than that of the Russell 2000 Index due to aggressive investor behavior in the marketplace during the first quarter. In percentage terms, the two most disappointing holdings, each declining over 30%, were The St. Joe Company, a real estate development firm and the largest private land owner in Florida, and Beasley Broadcasting Group, Inc., a radio broadcaster. CA, Inc., a supplier of management systems software, was also a disappointment, declining 27%. The company negatively impacted its earnings by paying excessive commissions and incorrectly estimating the effect of its more conservative recognition policy on revenue from recent acquisitions. In addition, all three of the Fund's holdings in insurance brokers declined in the first half as policy premium increases were disappointing. On the positive side, Rogers Corp., a specialty materials producer, Big Lots, Inc., a closeout retailer, and MRO Software, Inc., an asset management software supplier, all appreciated more than 40% during the period. Other significant positive contributors in the first half were Delta &Pine Land Company, a cottonseed supplier, and EGL Inc., a logistics provider. The Fund's regional bank holdings turned in a positive performance that exceeded the Russell 2000 Index during the six month period even though short-term interest rates continued to rise.

Three portfolio companies received acquisition proposals during the first half of the year. Stone Energy Corp., an oil and gas exploration company agreed to be acquired for a combination of cash and stock by Energy Partners, Ltd., another Gulf of Mexico oil and gas company. The Houston Exploration Company, also an oil and gas exploration company, received a cash bid from a hedge fund that currently owns more than 12% of its shares. All three of the Westport Select Cap Fund's energy holdings recently have undertaken significant restructuring in an effort to improve their reserve and production growth. Finally, the chief executive officer and largest shareholder in Emmis Communications Corp., a radio broadcaster, has offered to take the company private.

As previously noted, CA, Inc. was responsible for much of the Westport Fund's underperformance in the first half. Other disappointments in the quarter included Parametric Technology Corp., a provider of software for product development and life cycle management, and the Interpublic Group of Companies, Inc., an advertising holding company. These two holdings both declined approximately 15%. Positive contributors included Tween Brands, formerly Too Inc., a pre-teen girls clothing retailer, and MRO Software, Inc., both gaining more than 35% in the first half. In addition, all of the Fund's bank holdings produced a return greater than that of the Russell Midcap Index, the Fund's benchmark, during the first six months of 2006. The second quarter was a difficult period for technology companies; the three semiconductor-related portfolio holdings experienced negative returns. Investor concern in the second quarter about slowing economic growth offset the positive outlook from these companies when they reported first quarter results.

Outlook

As mentioned earlier, the central banks of the three largest economies shifted their focus from fighting deflation. In the statement issued at the conclusion of the December 13, 2005 Federal Open Market Committee (FOMC) meeting, the Fed announced that monetary policy was no longer accommodative. One measure of the tightness of monetary policy is the slope of the yield curve, with a flat yield curve indicating neutrality. The Fed raised the federal funds rate four times in the first half mostly to maintain a neutral policy as the yield on the 10-year Treasury note increased 76 basis points, which was primarily a reflection of increased inflation expectations. In this era of globalization, the world's national economies are more interrelated. Therefore, it is more difficult for the Fed to guide the domestic economy today than it has been historically. It is also true that it has been many years since the world economy had a synchronized economic expansion with respectable growth in the three largest economies - U.S., Japan and the Eurozone - as well as excellent growth in other significant economies such as China and India.

In its effort to restart Japan's moribund economy and cure its deflationary pricing environment, the BOJ may have had more impact on global economic activity in recent years than any other central bank. Five years ago the BOJ reduced the interest rate on overnight loans to zero. With currency risk hedged, Japanese borrowings became free money, stimulating many non-Japanese economies and financial markets. The BOJ's highly accommodative policy reduced long-term interest rates and compressed risk spreads in U.S. financial markets, supporting U.S. consumers through the economic chain: higher housing prices, home equity withdrawals, consumer spending leading to increased purchases of domestic and foreign produced goods and services.

The Fed's current policy objective is to prevent inflation from rising above a low level by slowing economic growth, but not to a disruptive or, in the worst case, a recessionary level; in other words, to engineer a "soft landing" for the economy. Recent rate increases by the Fed have slowed the housing market with transaction levels falling and price increases moderating. In addition, real GDP growth in the second quarter is expected to moderate from the first quarter which, in addition to a higher level of economic activity, benefited from a mild winter and Federal transfer payments for hurricane reconstruction. This slowdown and the Fed's current neutral policy may be sufficient to allow a pause in its tightening. Unfortunately, recent core inflation measures (those excluding food and energy) have been above the FOMC members' comfort zone. Two identifiable factors will pressure core inflation measures in the near-term: owners equivalent rent (rental value of an owned residence) will reflect a greater portion of the dramatic house price appreciation of the last few years; and substantial oil price increases will eventually "bleed" into core inflation measures if the price of oil remains at the current level.

The stock market in 2006 has experienced pressure from rising U.S. and foreign short-term interest rates and oil rising above $70/barrel. Earnings for U.S. corporations have grown at a double-digit pace in each of the last three years and are forecasted to repeat that performance in 2006. This exceptional performance owes much to productivity gains of the last few years. If the Fed can stay with monetary policy neutrality, then it is likely domestic economic growth can continue at an acceptable level and earnings growth will support equity markets. Price/earnings ratios are lower than in recent years due to compression from robust earnings growth and flat or moderate share price increases, suggesting more attractive valuations than in recent years.

If the three central banks - Fed, BOJ and ECB - are collectively successful in engineering a "soft landing" for the global economy, the two Westport Funds, with their focus on valuation, should be attractively positioned for the second half of 2006.

We would like to take this opportunity to thank our fellow shareholders for their continued support.

Sincerely,

/s/ Edmund H. Nicklin, Jr.                       /s/ Andrew J. Knuth

Edmund H. Nicklin, Jr.                           Andrew J. Knuth

i The Class R shares of the Westport Fund and the Westport Select Cap Fund commenced operations on December 31, 1997.
ii The Class I shares of the Westport Select Cap Fund commenced operations on February 6, 1998. For the total return and other information relating to Class I shares, see the Financial Highlights on page 18.
iii The Class I shares of the Westport Fund commenced operations on February 9, 2001. For total return and other information relating to Class I shares of the Westport Fund, see the Financial Highlights on page 16.
iv The Russell Midcap(R) Index is an index comprised of the 800 smallest companies in the Russell 1000(R) Index and represents approximately 30% of the total market capitalization of the Russell 1000(R) (an index of the 1,000 largest companies in the Russell 3000(R) Index) The Russell 2000(R) Index, representing approximately 8% of the U.S. equity market, is an index comprised of the 2,000 smallest U.S. domiciled publicly-traded common stocks in the Russell 3000(R) Index (an index of the 3,000 largest U.S. domiciled publicly-traded common stocks by market capitalization representing approximately 98% of the U.S. publicly-traded equity markets). You should note that The Westport Funds are professionally managed mutual funds, which are subject to advisory fees and other expenses, while the indices are unmanaged and do not incur expenses.

Schedule of Shareholder Expenses (Unaudited)

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including reinvested dividends or other distributions; and (2) ongoing costs, including investment advisory fees; shareholder servicing fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. As a shareholder of the Westport Funds, you do not incur any transaction costs.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2006 through June 30, 2006).

Actual Expenses

The first lines of the table below with respect to each class of shares of each Fund provide information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six Months Ended June 30, 2006" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second lines of the table below with respect to each class of shares of each Fund provide information about hypothetical account values and hypothetical expenses based on the Funds' acutal expense ratios and assumed rate of return of 5% per year before expenses, which are not the Funds' actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transaction costs were included, your costs would have been higher. As a shareholder of the Westport Funds, you do not incur any transaction costs.

                                                                                     Expenses Paid    Net Expense
                                                     Beginning         Ending          During the        Ratio        Total Return
                                                   Account Value    Account Value   Six Months Ended   Annualized   Six Months Ended
                                                  January 1, 2006   June 30, 2006    June 30, 2006*   June 30, 2006  June 30, 2006
Westport Fund
 Class R Actual                                      $1,000.00        $1,036.60          $7.52            1.49%         3.66%
 Class R Hypothetical (5% return before expenses)    $1,000.00        $1,017.41          $7.45            1.49%         2.48%
 Class I Actual                                      $1,000.00        $1,037.20          $7.12            1.41%         3.72%
 Class I Hypothetical (5% return before expenses)    $1,000.00        $1,017.80          $7.05            1.41%         2.48%
Westport Select Cap Fund
 Class R Actual                                      $1,000.00        $1,020.30          $6.66            1.33%         2.03%
 Class R Hypothetical (5% return before expenses)    $1,000.00        $1,018.20          $6.66            1.33%         2.48%
 Class I Actual                                      $1,000.00        $1,021.60          $5.46            1.09%         2.16%
 Class I Hypothetical (5% return before expenses)    $1,000.00        $1,019.39          $5.46            1.09%         2.48%

* Expenses are equal to each Fund's annualized expense ratio as reflected in the fourth column above, multiplied by the average account value over the period, multiplied by [# of days in most recent fiscal half-year divided by # of days in current fiscal year (181/365)] to reflect the one-half year period.

THE WESTPORT FUNDS
REPRESENTATION OF PORTFOLIO HOLDINGS
June 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

The illustrations below provide the industry allocations for the Westport Fund and the Westport Select Cap Fund.

Westport Fund
--------------------------------------------------------------------------------
Industry Allocation (% of Net Assets)
Industrial Specialty Products                                               17.9
Business Products & Services                                                17.1
Oil & Gas Producers                                                         15.1
Health Care Products & Services                                             10.4
Consumer Products & Services                                                 8.3
Regional Banks & Thrifts                                                     7.8
Chemicals                                                                    5.3
Broadcasting/Cable TV/Advertising                                            4.8
Medical Products & Services                                                  3.2
Transportation                                                               3.0
Communications Equipment & Services                                          2.2
Insurance                                                                    1.9
Oil & Gas Services                                                           1.3
Cash & Cash Equivalents                                                      1.7
                                                                           -----
Total                                                                      100.0
                                                                           =====

                              [PIE CHART OMIITED]

Westport Select Cap Fund
--------------------------------------------------------------------------------
Industry Allocation (% of Net Assets)
Consumer Products & Services                                                16.7
Business Products & Services                                                14.8
Industrial Specialty Products                                               12.3
Health Care Products & Services                                             10.9
Regional Banks & Thrifts                                                     9.6
Oil & Gas Producers                                                          7.9
Industrial Services                                                          6.6
Insurance                                                                    5.8
Transportation                                                               2.8
Broadcasting/Cable TV/Advertising                                            2.1
Security Products & Services                                                 1.3
Real Estate & Construction                                                   1.1
Chemicals                                                                    1.1
Communications Equipment & Services                                          0.9
Other                                                                        2.8
Cash & Cash Equivalents                                                      3.3
                                                                           -----
Total                                                                      100.0
                                                                           =====

                              [PIE CHART OMIITED]

WESTPORT FUND
PORTFOLIO OF INVESTMENTS
June 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                                       Market
COMMON STOCKS -- 98.3%                                                 Shares          Value
-------------------------------------------------------------------------------------------------
Broadcasting/Cable TV/Advertising -- 4.8%
Cox Radio, Inc. - Class A (a) .................................          106,000   $    1,528,520
Interpublic Group of Companies, Inc. (a) ......................          110,200          920,170
                                                                                   --------------
                                                                                        2,448,690
                                                                                   --------------
Business Products & Services -- 17.1%
CA, Inc. ......................................................           70,000        1,438,500
CACI International, Inc. (a) ..................................           32,500        1,895,725
ChoicePoint, Inc. (a) .........................................           25,000        1,044,250
Diebold, Inc. .................................................           20,000          812,400
MRO Software, Inc. (a) ........................................           50,000        1,003,500
Parametric Technology Corp. (a) ...............................           48,000          610,080
Synopsys, Inc. (a) ............................................          100,000        1,877,000
                                                                                   --------------
                                                                                        8,681,455
                                                                                   --------------
Chemicals -- 5.3%
Praxair, Inc. .................................................           50,000        2,700,000
                                                                                   --------------
Communications Equipment & Services -- 2.2%
Rockwell Collins, Inc. ........................................           20,000        1,117,400
                                                                                   --------------
Consumer Products & Services -- 8.3%
Claire's Stores, Inc. .........................................           52,500        1,339,275
Del Monte Foods Company .......................................           90,000        1,010,700
Too, Inc. (a) .................................................           48,000        1,842,720
                                                                                   --------------
                                                                                        4,192,695
                                                                                   --------------
Healthcare Products & Services -- 10.4%
Caremark Rx, Inc. .............................................           55,000        2,742,850
Laboratory Corporation of America Holdings (a) ................           41,000        2,551,430
                                                                                   --------------
                                                                                        5,294,280
                                                                                   --------------
Industrial Specialty Products -- 17.9%
Amphenol Corp. ................................................           30,000        1,678,800
FEI Company (a) ...............................................           12,000          272,160
International Rectifier Corp. (a) .............................           40,000        1,563,200
Pall Corp. ....................................................           50,000        1,400,000
Precision Castparts Corp. .....................................           60,000        3,585,599
Texas Instruments, Inc. .......................................           20,064          607,739
                                                                                   --------------
                                                                                        9,107,498
                                                                                   --------------
Insurance -- 1.9%
Hilb, Rogal & Hobbs Company ...................................           25,400          946,658
                                                                                   --------------

Medical Products & Services -- 3.2%
Abbott Laboratories ...........................................           37,500        1,635,375
                                                                                   --------------

WESTPORT FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2006 (UNAUDITED)..
--------------------------------------------------------------------------------

                                                                                       Market
COMMON STOCKS -- 98.3% (Continued)                                     Shares          Value
-------------------------------------------------------------------------------------------------
Oil & Gas Producers -- 15.1%
Anadarko Petroleum Corp. ......................................           50,000   $    2,384,500
EOG Resources, Inc. ...........................................           41,500        2,877,610
Houston Exploration Company (a) ...............................           15,000          917,850
Pogo Producing Company ........................................           32,500        1,498,250
                                                                                   --------------
                                                                                        7,678,210
                                                                                   --------------
Oil & Gas Services -- 1.3%
Helmerich & Payne, Inc. .......................................           11,000          662,860
                                                                                   --------------
Regional Banks & Thrifts -- 7.8%
Cullen/Frost Bankers, Inc. ....................................           26,000        1,489,800
Sterling Financial Corp. ......................................           24,157          737,030
SunTrust Banks, Inc. ..........................................           22,500        1,715,850
                                                                                   --------------
                                                                                        3,942,680
                                                                                   --------------
Transportation -- 3.0%
FedEx Corp. ...................................................           13,000        1,519,180
                                                                                   --------------

TOTAL COMMON STOCKS (Cost $37,179,835) ........................                    $   49,926,981
                                                                                   --------------

-------------------------------------------------------------------------------------------------
                                                                                       Market
MONEY MARKETS -- 1.9%                                                  Shares          Value
-------------------------------------------------------------------------------------------------
AIM Short Term Treasury - Institutional Class (Cost $981,168) .          981,168   $      981,168
                                                                                   --------------

TOTAL INVESTMENT SECURITIES -- 100.2%
(Cost $38,161,003) ............................................                    $   50,908,149

LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.2%) ...............                          (118,574)
                                                                                   --------------

NET ASSETS -- 100.0% ..........................................                    $   50,789,575
                                                                                   ==============

(a)   Non-income  producing  security.   See  accompanying  notes  to  financial
      statements.

WESTPORT SELECT CAP FUND
PORTFOLIO OF INVESTMENTS
June 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                                       Market
COMMON STOCKS -- 96.7%                                                 Shares          Value
-------------------------------------------------------------------------------------------------
Broadcasting/Cable TV/Advertising -- 2.1%
Beasley Broadcast Group, Inc. .................................          394,354   $    2,760,478
Cox Radio, Inc. - Class A (a) .................................          861,900       12,428,598
Emmis Communications Corp. (a) ................................          378,448        5,918,927
Young Broadcasting, Inc. (a) ..................................        1,003,100        3,149,734
                                                                                   --------------
                                                                                       24,257,737
                                                                                   --------------
Business Products & Services -- 14.8%
CA, Inc. ......................................................          900,000       18,495,000
CACI International, Inc. (a) ..................................          584,800       34,111,384
Ceridian Corp. (a) ............................................          785,000       19,185,400
IMS Health, Inc. ..............................................          850,526       22,836,623
Map Info Corp. (a) ............................................        1,096,800       14,313,240
MRO Software, Inc. (a) ........................................          451,100        9,053,577
Perot Systems Corp. - Class A (a) .............................        1,523,800       22,064,624
Synopsys, Inc. (a) ............................................          975,500       18,310,135
TriZetto Group, Inc. (a) ......................................        1,014,863       15,009,824
                                                                                   --------------
                                                                                      173,379,807
                                                                                   --------------
Chemicals -- 1.1%
Delta & Pine Land Company .....................................          439,058       12,908,305
                                                                                   --------------
Communications Equipment & Services -- 0.9%
General Communication, Inc. - Class A (a) .....................          839,450       10,342,024
                                                                                   --------------
Consumer Products & Services -- 16.7%
Applebee's International, Inc. ................................          970,300       18,649,166
Big Lots, Inc. (a) ............................................        1,360,906       23,244,274
Constellation Brands, Inc. - Class A (a) ......................          890,200       22,255,000
Darden Restaurants, Inc. ......................................          950,000       37,430,000
Del Monte Foods Company .......................................        1,713,000       19,236,990
Orient Express Hotels Ltd. - Class A ..........................          979,100       38,028,245
Ruby Tuesday, Inc. ............................................          890,200       21,729,782
Saks, Inc. (a) ................................................          912,600       14,756,742
                                                                                   --------------
                                                                                      195,330,199
                                                                                   --------------
Healthcare Products & Services -- 10.9%
Caremark Rx, Inc. .............................................        1,215,791       60,631,497
Triad Hospitals, Inc. (a) .....................................          449,200       17,779,336
Universal Health Services, Inc. - Class B .....................          985,200       49,516,152
                                                                                   --------------
                                                                                      127,926,985
                                                                                   --------------
Industrial Services -- 6.6%
DeVry, Inc. (a) ...............................................        1,275,000       28,011,750
ITT Educational Services, Inc. (a) ............................          760,700       50,061,667
                                                                                   --------------
                                                                                       78,073,417
                                                                                   --------------

WESTPORT SELECT CAP FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
June 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                                       Market
COMMON STOCKS -- 96.7% (Continued)                                     Shares          Value
-------------------------------------------------------------------------------------------------
Industrial Specialty Products -- 12.3%
Charles River Laboratories International, Inc. (a) ............          701,300   $   25,807,840
EMS Technologies, Inc. (a) ....................................          149,856        2,692,912
Fairchild Semiconductor Corp. (a) .............................          400,000        7,268,000
Fisher Scientific International, Inc. (a) .....................          400,500       29,256,525
JLG Industries, Inc. ..........................................          780,500       17,561,250
Precision Castparts Corp. .....................................          676,600       40,433,616
QLogic Corp. (a) ..............................................          700,000       12,068,000
Rogers Corp. (a) ..............................................          164,800        9,284,832
                                                                                   --------------
                                                                                      144,372,975
                                                                                   --------------
Insurance -- 5.8%
Arthur J. Gallagher & Company .................................          503,600       12,761,224
Brown & Brown, Inc. ...........................................          765,200       22,359,144
Hilb, Rogal & Hobbs Company ...................................          900,000       33,543,000
                                                                                   --------------
                                                                                       68,663,368
                                                                                   --------------
Oil & Gas Producers -- 7.9%
Houston Exploration Company (a) ...............................          725,500       44,393,345
Pogo Producing Company ........................................          656,300       30,255,430
Stone Energy Corp. (a) ........................................          400,000       18,620,000
                                                                                   --------------
                                                                                       93,268,775
                                                                                   --------------
Real Estate & Construction -- 1.1%
St. Joe Company (The) .........................................          288,450       13,424,463
                                                                                   --------------
Regional Banks & Thrifts -- 9.6%
BankUnited Financial Corp. - Class A ..........................        1,088,700       33,227,124
Downey Financial Corp. ........................................          120,000        8,142,000
People's Bank .................................................          714,375       23,467,219
Sterling Financial Corp. ......................................          619,618       18,904,545
Taylor Capital Group, Inc. ....................................          394,209       16,087,669
The South Financial Group, Inc. ...............................          468,400       12,370,444
                                                                                   --------------
                                                                                      112,199,001
                                                                                   --------------
Security Products & Services -- 1.3%
Checkpoint Systems, Inc. (a) ..................................          686,600       15,249,386
                                                                                   --------------
Transportation -- 2.8%
EGL, Inc. (a) .................................................          345,000       17,319,000
Florida East Coast Industries, Inc. ...........................          301,691       15,787,490
                                                                                   --------------
                                                                                       33,106,490
                                                                                   --------------
Other -- 2.8% .................................................                        33,128,817
                                                                                   --------------

TOTAL COMMON STOCKS (Cost $662,864,993) .......................                    $1,135,631,749
                                                                                   --------------

WESTPORT SELECT CAP FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
June 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                                       Market
MONEY MARKETS -- 0.3%                                                  Shares          Value
-------------------------------------------------------------------------------------------------
AIM Short Term Treasury - Institutional Class (Cost $3,953,208)        3,953,208    $   3,953,208
                                                                                   --------------

-------------------------------------------------------------------------------------------------
                                                                                       Market
U.S. GOVERNMENT TREASURY OBLIGATIONS -- 3.0%                         Par Value         Value
-------------------------------------------------------------------------------------------------
U.S. Treasury Bill, 4.858%, 8/10/06 ...........................   $   10,000,000   $    9,951,170
U.S. Treasury Bill, 4.807%, 8/31/06 ...........................       25,000,000       24,806,200
                                                                                   --------------
TOTAL U.S. GOVERNMENT TREASURY OBLIGATIONS
(Cost $34,748,927) ............................................                    $   34,757,370
                                                                                   --------------

TOTAL INVESTMENT SECURITIES -- 100.0%
(Cost $701,567,128) ...........................................                    $1,174,342,327


OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.0% .................                           255,267
                                                                                   --------------

NET ASSETS -- 100.0% ..........................................                    $1,174,597,594
                                                                                   ==============

(a)   Non-income producing security.
See accompanying notes to financial statements.

THE WESTPORT FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                                              Westport
                                                                             Westport        Select Cap
                                                                               Fund             Fund
---------------------------------------------------------------------------------------------------------
ASSETS
Investment securities:
   At acquisition cost ................................................   $   38,161,003   $  701,567,128
                                                                          ==============   ==============

   At market value (Note 2) ...........................................   $   50,908,149   $1,174,342,327
Dividends receivable ..................................................           15,682          515,329
Receivable for capital shares sold ....................................            6,324        1,427,596
Receivable for securities sold ........................................               --        2,754,280
Other assets ..........................................................           33,638           53,186
                                                                          --------------   --------------
   TOTAL ASSETS .......................................................       50,963,793    1,179,092,718
                                                                          --------------   --------------

LIABILITIES
Payable for capital shares redeemed ...................................           78,324        2,239,218
Payable for securities purchased ......................................               --          803,100
Payable to Adviser (Note 4) ...........................................           39,068          962,783
Payable to affiliates (Note 4) ........................................           22,727          196,492
Payable to trustees ...................................................            3,183            3,183
Other accrued expenses and liabilities ................................           30,916          290,348
                                                                          --------------   --------------
   TOTAL LIABILITIES ..................................................          174,218        4,495,124
                                                                          --------------   --------------

NET ASSETS ............................................................   $   50,789,575   $1,174,597,594
                                                                          ==============   ==============

Net assets consist of:
Paid-in capital .......................................................   $   35,230,124   $  640,037,362
Accumulated net investment income (loss) ..............................         (193,630)         491,914
Accumulated net realized gains from security transactions .............        3,005,935       61,293,119
Net unrealized appreciation on investments ............................       12,747,146      472,775,199
                                                                          --------------   --------------
Net assets ............................................................   $   50,789,575   $1,174,597,594
                                                                          ==============   ==============


PRICING OF CLASS R SHARES
Net assets attributable to Class R shares .............................   $   38,538,801   $  431,649,942
                                                                          ==============   ==============
Shares of beneficial interest outstanding (unlimited number
   of shares authorized, no par value) (Note 5) .......................        1,970,071       17,513,448
                                                                          ==============   ==============

Net asset value, offering price and redemption price per share (Note 2)   $        19.56   $        24.65
                                                                          ==============   ==============

PRICING OF CLASS I SHARES
Net assets attributable to Class I shares .............................   $   12,250,774   $  742,947,652
                                                                          ==============   ==============
Shares of beneficial interest outstanding (unlimited number
   of shares authorized, no par value) (Note 5) .......................          628,394       29,663,806
                                                                          ==============   ==============
Net asset value, offering price and redemption price per share (Note 2)   $        19.50   $        25.05
                                                                          ==============   ==============

See accompanying notes to financial statements.

THE WESTPORT FUNDS
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2006 (UNAUDITED)

                                                                                              Westport
                                                                             Westport        Select Cap
                                                                               Fund            Fund
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends ..........................................................   $      245,538   $    7,127,290
   Interest ...........................................................            1,710          671,030
   Other (Note 2) .....................................................               --            6,294
                                                                          --------------   --------------
         TOTAL INVESTMENT INCOME ......................................          247,248        7,804,614
                                                                          --------------   --------------

EXPENSES
   Investment advisory fees (Note 4) ..................................          269,091        6,210,948
   Shareholder servicing fees, Class R (Note 4) .......................           27,593          299,061
   Administration fees (Note 4) .......................................           15,721          281,759
   Transfer agent fees, Class R (Note 4) ..............................           31,831          237,872
   Transfer agent fees, Class I (Note 4) ..............................              176           49,479
   Professional fees ..................................................           29,642           58,291
   Custodian fees .....................................................            2,822           39,153
   Shareholder reporting costs ........................................            5,927           36,944
   Insurance expense ..................................................            3,943           22,345
   Trustees' fees and expenses ........................................           10,839           10,839
   Postage and supplies ...............................................            5,825           15,442
   Registration fees, Class R .........................................           16,275           15,453
   Registration fees, Class I .........................................           11,349           10,955
   Compliance fees and expenses .......................................            8,861           23,372
   Other expenses .....................................................              983              787
                                                                          --------------   --------------
         TOTAL EXPENSES ...............................................          440,878        7,312,700
                                                                          --------------   --------------

NET INVESTMENT INCOME (LOSS ) .........................................         (193,630)         491,914
                                                                          --------------   --------------

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
   Net realized gains from security transactions ......................        3,016,499       61,355,259
   Net change in unrealized appreciation/depreciation on investments ..         (623,628)     (34,862,718)
                                                                          --------------   --------------
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS ......................        2,392,871       26,492,541
                                                                          --------------   --------------

NET INCREASE IN NET ASSETS FROM OPERATIONS ............................   $    2,199,241   $   26,984,455
                                                                          ==============   ==============

See accompanying notes to financial statements.

THE WESTPORT FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                      Westport Fund                  Westport Select Cap Fund
                                                           ------------------------------------------------------------------------
                                                             For the Six                          For the Six
                                                            Months Ended       For the Year       Months Ended       For the Year
                                                              June 30,            Ended             June 30,            Ended
                                                                2006            December 31,          2006            December 31,
                                                             (Unaudited)           2005            (Unaudited)           2005
-----------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS:
   Net investment income (loss) .........................  $      (193,630)   $      (425,939)   $       491,914    $    (7,355,655)
   Net realized gains from security transactions ........        3,016,499          4,219,262         61,355,259         97,752,447
   Net change in unrealized appreciation/depreciation
     on investments .....................................         (623,628)         3,536,539        (34,862,718)        16,666,773
                                                           ---------------    ---------------    ---------------    ---------------
Net increase in net assets from operations ..............        2,199,241          7,329,862         26,984,455        107,063,565
                                                           ---------------    ---------------    ---------------    ---------------

DISTRIBUTIONS TO SHAREHOLDERS:
   From net realized gains, Class R .....................               --         (3,356,875)                --        (33,877,795)
   From net realized gains, Class I .....................               --           (635,922)                --        (61,822,221)
                                                           ---------------    ---------------    ---------------    ---------------
Decrease in net assets from distributions to shareholders               --         (3,992,797)                --        (95,700,016)
                                                           ---------------    ---------------    ---------------    ---------------

FROM CAPITAL SHARE TRANSACTIONS:
CLASS R
   Proceeds from shares sold ............................        6,120,042         65,937,185         55,915,254         95,549,024
   Reinvested Dividends .................................               --          3,306,658                 --         33,687,930
   Payments for shares redeemed .........................      (21,309,208)       (47,134,687)       (74,105,135)      (159,286,319)
                                                           ---------------    ---------------    ---------------    ---------------
Net increase (decrease) in net assets from Class R
   share transactions ...................................      (15,189,166)        22,109,156        (18,189,881)       (30,049,365)
                                                           ---------------    ---------------    ---------------    ---------------

CLASS I
   Proceeds from shares sold ............................        2,000,000          1,010,000         46,022,971         67,291,162
   Reinvested Dividends .................................               --            635,922                 --         48,168,369
   Payments for shares redeemed .........................           (1,220)        (2,000,743)      (129,576,694)      (197,804,708)
                                                           ---------------    ---------------    ---------------    ---------------
Net increase (decrease) in net assets from Class I
   share transactions ...................................        1,998,780           (354,821)       (83,553,723)       (82,345,177)
                                                           ---------------    ---------------    ---------------    ---------------

Net increase (decrease) in net assets from
   capital share transactions ...........................      (13,190,386)        21,754,335       (101,743,604)      (112,394,542)
                                                           ---------------    ---------------    ---------------    ---------------

TOTAL INCREASE (DECREASE)  IN NET ASSETS ................      (10,991,145)        25,091,400        (74,759,149)      (101,030,993)

NET ASSETS:
   Beginning of period ..................................       61,780,720         36,689,320      1,249,356,743      1,350,387,736
                                                           ---------------    ---------------    ---------------    ---------------
   End of period ........................................  $    50,789,575    $    61,780,720    $ 1,174,597,594    $ 1,249,356,743
                                                           ===============    ===============    ===============    ===============

ACCUMULATED NET INVESTMENT
    INCOME (LOSS) .......................................  $      (193,630)   $            --    $       491,914    $            --
                                                           ===============    ===============    ===============    ===============

See accompanying notes to financial statements.

THE WESTPORT FUNDS
WESTPORT FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                      Per Share Data for a Share Outstanding Throughout Each Period
-----------------------------------------------------------------------------------------------------------------------------
                                                                                 Class R
                                            ---------------------------------------------------------------------------------
                                           For the Six
                                           Months Ended   For the Year  For the Year  For the Year  For the Year  For the Year
                                             June 30,        Ended         Ended         Ended         Ended         Ended
                                              2006        December 31,  December 31,  December 31,  December 31,  December 31,
                                           (Unaudited)        2005          2004          2003          2002          2001
-----------------------------------------------------------------------------------------------------------------------------
Net asset value at
   beginning of period ..................   $   18.87       $   18.05     $   15.64     $   12.09     $   14.55     $   14.37
                                            ---------       ---------     ---------     ---------     ---------     ---------

Income (loss) from investment operations:
   Net investment loss ..................       (0.08)          (0.13)        (0.14)        (0.10)        (0.10)        (0.08)
   Net realized and unrealized gains
     (losses) on investments ............        0.77            2.23          2.78          3.65         (2.36)         0.65
                                            ---------       ---------     ---------     ---------     ---------     ---------
Total from investment operations ........        0.69            2.10          2.64          3.55         (2.46)         0.57
                                            ---------       ---------     ---------     ---------     ---------     ---------

Less distributions:
   From net realized gains ..............          --           (1.28)        (0.23)           --            --         (0.39)
                                            ---------       ---------     ---------     ---------     ---------     ---------

Net asset value at end of period ........   $   19.56       $   18.87     $   18.05     $   15.64     $   12.09     $   14.55
                                            =========       =========     =========     =========     =========     =========

Total return ............................        3.66%(A)       11.62%        16.85%        29.36%       (16.91%)        3.99%
                                            =========       =========     =========     =========     =========     =========

Net assets at end of period (000's) .....   $  38,539       $  51,843     $  26,827     $  25,570     $  16,434     $  11,737
                                            =========       =========     =========     =========     =========     =========

Ratio of net expenses
   to average net assets ................        1.49%(B)        1.45%         1.50%         1.50%         1.50%         1.50%

Ratio of gross expenses
   to average net assets(C) .............        1.49%(B)        1.45%         1.83%         1.99%         1.76%         1.63%

Ratio of net investment loss
   to average net assets ................       (0.67%)(B)      (0.63%)       (0.82%)       (0.83%)       (0.80%)       (0.54%)

Portfolio turnover rate .................           0%(A)          45%           30%            9%           40%           15%

(A)   Not annualized.
(B)   Annualized.
(C) Represents the ratio of expenses to average net assets absent fee waivers and/or epxense reimbursements by the Advisor (Note 4).
See accompanying notes to financial statements.

THE WESTPORT FUNDS
WESTPORT FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                      Per Share Data for a Share Outstanding Throughout Each Period
-----------------------------------------------------------------------------------------------------------------------------
                                                                                 Class I
                                            ---------------------------------------------------------------------------------
                                           For the Six
                                           Months Ended   For the Year  For the Year  For the Year  For the Year  For the Year
                                             June 30,        Ended         Ended         Ended         Ended         Ended
                                              2006        December 31,  December 31,  December 31,  December 31,  December 31,
                                           (Unaudited)        2005          2004          2003          2002          2001(A)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ..   $   18.80       $   17.98     $   15.59     $   12.05     $   14.55     $   14.96
                                            ---------       ---------     ---------     ---------     ---------     ---------

Income (loss) from investment operations:
   Net investment loss ..................       (0.05)          (0.13)        (0.10)        (0.11)        (0.15)        (0.06)
   Net realized and unrealized gains
     (losses) on investments ............        0.75            2.23          2.72          3.65         (2.35)         0.04
                                            ---------       ---------     ---------     ---------     ---------     ---------
Total from investment operations ........        0.70            2.10          2.62          3.54         (2.50)        (0.02)
                                            ---------       ---------     ---------     ---------     ---------     ---------

Less distributions:
   From net realized gains ..............          --           (1.28)        (0.23)           --            --         (0.39)
                                            ---------       ---------     ---------     ---------     ---------     ---------

Net asset value at end of period ........   $   19.50       $   18.80     $   17.98     $   15.59     $   12.05     $   14.55
                                            =========       =========     =========     =========     =========     =========

Total return ............................        3.72%(B)       11.67%        16.78%        29.38%       (17.18%)       (0.11%)(B)
                                            =========       =========     =========     =========     =========     =========

Net assets at end of period (000's) .....   $  12,251       $   9,938     $   9,862     $   4,159     $   2,888     $   9,234
                                            =========       =========     =========     =========     =========     =========

Ratio of net expenses to
   average net assets ...................        1.41%(C)        1.47%         1.50%         1.50%         1.50%         1.50%(C)

Ratio of gross expenses to
   average net assets(D) ................        1.41%(C)        1.47%         2.00%         2.42%         2.08%         1.91%(C)

Ratio of net investment loss to
   average net assets ...................       (0.57%)(C)      (0.71%)       (0.80%)       (0.83%)       (0.81%)       (0.54%)(C)

Portfolio turnover rate .................           0%(B)          45%           30%            9%           40%           15%(C)

(A) Represents the period from the commencement of operations (February 9, 2001) through December 31, 2001.
(B)   Not annualized.
(C)   Annualized.
(D) Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser (Note 4).
See accompanying notes to financial statements.

THE WESTPORT FUNDS
WESTPORT SELECT CAP FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                      Per Share Data for a Share Outstanding Throughout Each Period
-----------------------------------------------------------------------------------------------------------------------------
                                                                                 Class R
                                            ---------------------------------------------------------------------------------
                                           For the Six
                                           Months Ended   For the Year  For the Year  For the Year  For the Year  For the Year
                                             June 30,        Ended         Ended         Ended         Ended         Ended
                                              2006        December 31,  December 31,  December 31,  December 31,  December 31,
                                           (Unaudited)        2005          2004          2003          2002          2001
-----------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ..   $   24.16       $   24.06     $   21.79     $   16.49     $   19.45     $   18.23
                                            ---------       ---------     ---------     ---------     ---------     ---------

Income (loss) from investment operations:
   Net investment income (loss) .........       (0.01)          (0.18)        (0.16)        (0.13)        (0.12)        (0.05)
   Net realized and unrealized gains
     (losses) on investments ............        0.50            2.27          2.43          5.43         (2.84)         1.55
                                            ---------       ---------     ---------     ---------     ---------     ---------
Total from investment operations ........        0.49            2.09          2.27          5.30         (2.96)         1.50
                                            ---------       ---------     ---------     ---------     ---------     ---------

Less distributions:
   From net realized gains ..............          --           (1.99)           --            --            --         (0.28)
                                            ---------       ---------     ---------     ---------     ---------     ---------

Net asset value at end of period ........   $   24.65       $   24.16     $   24.06     $   21.79     $   16.49     $   19.45
                                            =========       =========     =========     =========     =========     =========


Total return ............................        2.03%(A)        8.63%        10.42%        32.14%       (15.22%)        8.22%
                                            =========       =========     =========     =========     =========     =========

Net assets at end of period (000's) .....   $ 431,650       $ 440,811     $ 466,753     $ 456,641     $ 314,404     $ 209,605
                                            =========       =========     =========     =========     =========     =========

Ratio of net expenses to
   average net assets ...................        1.33%(B)        1.31%         1.35%         1.34%         1.29%         1.24%

Ratio of gross expenses to
   average net assets ...................        1.33%(B)        1.31%         1.35%         1.34%         1.29%         1.24%

Ratio of net investment income (loss)
   to average net assets ................       (0.06%)(B)      (0.74%)       (0.70%)       (0.74%)       (0.74%)       (0.33%)

Portfolio turnover rate .................           6%(A)           2%            9%           12%            4%           11%

(A)   Not annualized.
(B)   Annualized.
See accompanying notes to financial statements.

THE WESTPORT FUNDS
WESTPORT SELECT CAP FUND
FINANCIAL HIGHLIGHTS

                                                      Per Share Data for a Share Outstanding Throughout Each Period
-----------------------------------------------------------------------------------------------------------------------------
                                                                                 Class I
                                            ---------------------------------------------------------------------------------
                                           For the Six
                                           Months Ended   For the Year  For the Year  For the Year  For the Year  For the Year
                                             June 30,        Ended         Ended         Ended         Ended         Ended
                                              2006        December 31,  December 31,  December 31,  December 31,  December 31,
                                           (Unaudited)        2005          2004          2003          2002          2001
-----------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ..   $   24.52       $   24.34     $   21.99     $   16.59     $   19.53     $   18.28
                                            ---------       ---------     ---------     ---------     ---------     ---------

Income (loss) from investment operations:
   Net investment income (loss) .........        0.02           (0.12)        (0.12)        (0.09)        (0.09)        (0.03)
   Net realized and unrealized gains
     (losses) on investments ............        0.51            2.29          2.47          5.49         (2.85)         1.56
                                            ---------       ---------     ---------     ---------     ---------     ---------
Total from investment operations ........        0.53            2.17          2.35          5.40         (2.94)         1.53
                                            ---------       ---------     ---------     ---------     ---------     ---------

Less distributions:
   From net realized gains ..............          --           (1.99)           --            --            --         (0.28)
                                            ---------       ---------     ---------     ---------     ---------     ---------

Net asset value at end of period ........   $   25.05       $   24.52     $   24.34     $   21.99     $   16.59     $   19.53
                                            =========       =========     =========     =========     =========     =========

Total return ............................        2.16%(A)        8.86%        10.69%        32.55%       (15.05%)        8.36%
                                            =========       =========     =========     =========     =========     =========

Net assets at end of period (000's) .....   $ 742,948       $ 808,546     $ 883,635     $1,041,467    $ 683,751     $ 672,016
                                            =========       =========     =========     =========     =========     =========

Ratio of net expenses to
   average net assets ...................        1.09%(B)        1.09%         1.09%         1.09%         1.07%         1.13%

Ratio of gross expenses
   to average net assets ................        1.09%(B)        1.09%         1.09%         1.09%         1.07%         1.13%

Ratio of net investment income (loss)
   to average net assets ................        0.16%(B)       (0.49%)       (0.44%)       (0.49%)       (0.53%)       (0.21%)

Portfolio turnover rate .................           6%(A)           2%            9%           12%            4%           11%

(A)   Not annualized.
(B)   Annualized.
See accompanying notes to financial statements.

THE WESTPORT FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

1. Organization

The Westport Funds (the "Trust") is registered under the Investment Company Act of 1940 (the "1940 Act"), as a diversified, no-load, open-end management investment company. The Trust was organized as a Delaware statutory trust under a Declaration of Trust dated September 17, 1997. The Trust has established two separate series: the Westport Fund and the Westport Select Cap Fund (the "Funds"). The Trust was capitalized on December 16, 1997, when the initial shares of each Fund were purchased at $10 per share. Except for the initial purchase of shares, the Trust had no operations prior to the commencement of operations on December 31, 1997.

The Westport Fund seeks a return composed of primarily capital appreciation and secondarily current income. The Fund seeks to achieve its investment objective by investing the majority of its assets in undervalued equity securities of attractive mid capitalization companies. A mid capitalization company has a market capitalization between $2 billion and $10 billion. The Fund will also invest on an opportunistic basis in the securities of attractive companies with both larger and smaller market capitalizations, but it is expected that the median market capitalization of the companies in the Fund will be in the mid capitalization range.

The Westport Select Cap Fund seeks long-term capital appreciation. Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 65% of its net assets in the equity securities of small capitalization companies. A small capitalization company has market capitalization of $2 billion or less at the time of the Fund's initial investment. Companies whose capitalization exceeds $2 billion after purchase by the Fund will continue to be considered small cap for purposes of this 65% limitation. Even after the market capitalization of a small cap company exceeds $2 billion, the Adviser may determine that the company continues to present a significant investment opportunity. In such instances, as long as the company's market capitalization does not exceed $4 billion, the Fund may add to an existing position in that company's securities by purchasing additional shares. Any such additional securities purchases will be considered purchases of small cap securities with respect to the 65% limitation. The Fund may also invest to a limited degree in companies that have larger market capitalizations.

Each of the Funds is authorized to offer two classes of shares: Class R shares and Class I shares. Each Class R and Class I share of a Fund represents identical interests in the Fund's assets and has the same rights, except that
(i) Class I shares are expected to have lower operating expenses over time due to a shareholder services plan adopted with respect to Class R shares of each Fund (Note 4), and (ii) certain other class specific expenses are borne solely by the class to which such expenses are attributable. The Class I shares of the Westport Select Cap Fund and the Westport Fund commenced operations on February 16, 1998 and February 9, 2001, respectively.

2. Significant Accounting Policies

The following is a summary of the Trust's significant accounting policies:

Security valuation -- The Funds' portfolio securities are valued as of the close of business of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities traded on stock exchanges are valued at the last sale price and securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at the last sale price, if available, otherwise, at the last quoted bid price. Securities for which market quotations are not readily available, or for which an available market quotation is determined not to be reliable, are valued at their fair value as determined in accordance with the valuation procedures approved by the Board of Trustees.

Share valuation -- The net asset value per share of each class of shares of each Fund is calculated daily by dividing the total value of a Fund's assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding. The offering price and redemption price per share of both classes of shares of each Fund is equal to the net asset value per share.

Allocations -- Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for the Funds are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund.

Investment income and distributions to shareholders -- Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Dividends arising from net investment income, if any, are declared and paid annually. Net capital gains (net long-term capital gains in excess of net short-term capital losses), if any, are distributed at least annually.

Security transactions -- Security transactions are accounted for on the trade date. Securities sold are determined on a specific identification basis.

Estimates -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Other income represents an adjustment to expenses accrued that were previously overestimated.

Federal income tax -- It is each Fund's policy to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare and pay as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management believes that the adoption of FIN 48 will have no impact on the financial statements of the Funds.

The tax character of distributions paid for the year ended December 31, 2005 is as follows:

-------------------------------------------------------------------------------------------
                                                               Westport     Westport Select
                                                                 Fund          Cap Fund
-------------------------------------------------------------------------------------------
                                                             For the Year    For the Year
                                                                 Ended          Ended
                                                             Dec. 31, 2005   Dec. 31, 2005
-------------------------------------------------------------------------------------------
From ordinary income .....................................   $          --   $          --
From long-term capital gains .............................       3,992,797      95,700,016
                                                             -------------   -------------
                                                             $   3,992,797   $  95,700,016
                                                             =============   =============
-------------------------------------------------------------------------------------------

The following information is computed on a tax basis for each item for the year ended December 31, 2005:

-------------------------------------------------------------------------------------------
                                                               Westport        Westport
                                                                 Fund       Select Cap Fund
-------------------------------------------------------------------------------------------
Gross unrealized appreciation ............................   $  15,922,890   $ 539,968,077
Gross unrealized depreciation ............................     (2,562,680)     (32,392,300)
                                                             -------------   -------------
Net unrealized appreciation/Total accumulated earnings....   $  13,360,210   $ 507,575,777
                                                             =============   =============
Federal income tax cost* .................................   $  48,769,314   $ 740,989,499
                                                             =============   =============
-------------------------------------------------------------------------------------------

* The difference between the federal income tax cost of portfolio investments and the acquisition cost is due to certain timing differences in the recognition of capital losses under income tax regulations and GAAP.

As of December 31, 2005, the Funds had utilized all capital loss carryforwards.

The gross unrealized appreciation, gross unrealized depreciation and Federal income tax cost of the Funds' portfolio investments as of June 30, 2006 are $14,604,886, $1,868,304 and $38,171,567 for the Westport Fund and $503,493,222,
$30,780,163 and $701,629,268 for the Westport Select Cap Fund, respectively.

3. Investment Transactions

For the six months ended June 30, 2006, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $0 and $12,991,467, respectively, for the Westport Fund, and $69,599,687 and $173,184,918, respectively, for the Westport Select Cap Fund.

4. Transactions with Affiliates

Certain trustees and officers of the Trust are also officers of Westport Advisers, LLC (the "Adviser"), Integrated Investment Services, Inc., ("Integrated") formerly known as Integrated Fund Services, Inc., the administrative services agent, shareholder servicing and transfer agent, and accounting services agent for the Trust, or of IFS Fund Distributors, Inc., the Funds' principal underwriter.

INVESTMENT ADVISORY AGREEMENT

The Funds' investments are managed by the Adviser pursuant to the terms of an Advisory Agreement. Each Fund pays the Adviser an investment management fee, computed and accrued daily and paid monthly, at an annual rate of 0.90% of average daily net assets for the Westport Fund, and at an annual rate of 1.00% of average daily net assets for the Westport Select Cap Fund.

Pursuant to a written contract between the Adviser and the Funds, approved by the Trust's Board of Trustees, the Adviser has agreed to waive a portion of its advisory fees and/or assume certain expenses of each Fund (other than brokerage commissions, extraordinary items, interest and taxes) to the extent "Total Annual Fund Operating Expenses" for each class exceed 1.50% of the Fund's average daily net assets attributable to that class of shares (the "Expense Limitation Agreement"). The Adviser has agreed to maintain these expense limitations with regard to each class of each Fund through December 31, 2006. The expense limitation agreement does not include recapture provisions. No fees were waived by the Adviser for the six months ended June 30, 2006.

ADMINISTRATION AGREEMENT
Under the terms of an Administration Agreement, Integrated supplies non-investment-related administrative services for the Funds. Integrated supervises the preparation of tax returns, reports to shareholders, reports to and filings with the Securities and Exchange Commission and state securities commissions and materials for meetings of the Board of Trustees. For these services, Integrated receives payment of one fee for both Administration and Accounting services based on the Funds' combined average daily net assets.

ACCOUNTING SERVICES AGREEMENT

Under the terms of an Accounting Services Agreement, Integrated calculates the daily net asset value per share and maintains the financial books of the Funds. For these services, Integrated receives payment of one fee for both Administration and Accounting services based on the Funds' combined average daily net assets. In addition, each Fund reimburses Integrated certain out-of-pocket expenses incurred by Integrated in obtaining valuations of such Fund's portfolio securities.

TRANSFER AGENT AGREEMENT

Under the terms of a Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement, Integrated maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Funds' shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, Integrated receives a monthly fee from each Fund based on the Funds' combined number and type of shareholder accounts. In addition, each Fund reimburses Integrated out-of-pocket expenses including, but not limited to, postage and supplies.

SHAREHOLDER SERVICES PLAN

The Trust has adopted a shareholder services plan with respect to Class R shares of each Fund. Under this plan, the Trust may enter into agreements pursuant to which a shareholder servicing agent performs certain shareholder services such as establishing and maintaining accounts and records, answering shareholder inquiries, providing personnel and facilities to maintain shareholder accounts and records, assisting shareholders in processing purchases, exchanges and redemption transactions, facilitating wiring of funds, integrating periodic statements with other shareholder transactions and providing other services as requested by shareholders. For these services each Fund pays the servicing agent a fee of up to 0.25% of the average daily net assets attributable to the Class R shares owned by investors for which the servicing agent maintains a servicing relationship. For the six months ended June 30, 2006, shareholder servicing fees of $27,593 and $299,061 were paid by Class R shares of the Westport Fund and the Westport Select Cap Fund, respectively, to third party shareholder servicing agents.

In addition, the Trust receives certain transfer agency services for Class R shares of each Fund not otherwise provided by the Funds' transfer agent, Integrated, from various shareholder servicing agents approved by the Trust's Board of Trustees. For the six months ended June 30, 2006, transfer agent servicing fees of $20,009 and $222,273 were paid by Class R shares of the Westport Fund and the Westport Select Cap Fund, respectively, to third party shareholder servicing agents.

Under a transfer agent servicing agreement adopted by the Trust with respect to Class I shares of the Westport Select Cap Fund, pursuant to which the Trust receives certain services not otherwise provided by the Funds' transfer agent, Integrated, transfer agent servicing fees of $17,862 were paid to third party shareholder servicing agents by Class I shares of the Westport Select Cap Fund for the six months ended June 30, 2006.

DISTRIBUTION AGREEMENT

The Trust has entered into a Distribution Agreement on behalf of the Funds with IFS Fund Distributors, Inc. (the "Distributor"). Pursuant to the Distribution Agreement, the Distributor acts as principal underwriter of each Fund's shares. The Distributor receives no compensation for its services and is an affiliate of Integrated.

COMPLIANCE SERVICES

Under the terms of the Compliance Services Agreement between the Trust and Integrated, Integrated provides certain compliance services to the Trust, including developing and monitoring of the Funds' policies and procedures, as well as administrative support services to the Funds' Compliance Program.

IFS Financial Services, Inc. provides the Chief Compliance Officer (CCO) to the Funds. The CCO reports directly to the Funds' Board of Trustees and oversees an annual review of the policies and procedures of the Funds and its services providers, provides a written report to the Board annually and keeps the Board apprised of any material compliance events. IFS Financial Services, Inc. is an affiliate of Integrated.

5. Capital Share Transactions

Proceeds and payments on capital shares as shown in the Statements of Changes in Net Assets are the result of the following capital share transactions:

------------------------------------------------------------------------------------------------------------
                                                           Westport Fund           Westport Select Cap Fund
                                                    --------------------------------------------------------
                                                    For the Six                   For the Six
                                                    Months Ended   For the Year   Months Ended   For the Year
                                                      June 30,        Ended         June 30,        Ended
                                                        2006       December 31,       2006       December 31,
                                                    (Unaudited)       2005        (Unaudited)       2005
------------------------------------------------------------------------------------------------------------
CLASS R
Shares sold .....................................       311,994      3,469,897      2,242,720      3,816,713
Shares reinvested ...............................            --        174,218             --      1,388,620
Shares redeemed .................................    (1,088,670)    (2,383,505)    (2,973,372)    (6,359,205)
                                                    -----------    -----------    -----------    -----------
Net increase (decrease) in shares outstanding ...      (776,676)     1,260,610       (730,652)    (1,153,872)
Shares outstanding, beginning of period .........     2,746,747      1,486,137     18,244,100     19,397,972
                                                    -----------    -----------    -----------    -----------
Shares outstanding, end of period ...............     1,970,071      2,746,747     17,513,448     18,244,100
                                                    ===========    ===========    ===========    ===========

CLASS I
Shares sold .....................................        99,900         54,698      1,813,799      2,667,629
Shares reinvested ...............................            --         33,647             --      1,956,473
Shares redeemed .................................           (60)      (108,175)    (5,120,341)    (7,963,819)
                                                    -----------    -----------    -----------    -----------
Net increase (decrease) in shares outstanding ...        99,840        (19,830)    (3,306,542)    (3,339,717)
Shares outstanding, beginning of period .........       528,554        548,384     32,970,348     36,310,065
                                                    -----------    -----------    -----------    -----------
Shares outstanding, end of period ...............       628,394        528,554     29,663,806     32,970,348
                                                    ===========    ===========    ===========    ===========
------------------------------------------------------------------------------------------------------------

6. Commitments and Contingencies

The Funds indemnify the Trust's officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

THE WESTPORT FUNDS
OTHER ITEMS
June 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

Quarterly Portfolio Disclosure

A complete uncertified listing of the portfolio holdings of each of the Funds, in the form normally presented in annual and semi-annual reports, is available on the Funds' website, at http://www.westportfunds.com, within thirty days following the end of each calendar quarter. Interested investors may request a copy of that information, without charge, by calling toll-free 1-888-593-7878. In addition, the Trust files a complete certified listing of portfolio holdings for each Fund with the Securities and Exchange Commission ("Commission") as of the end of the first and third quarters of each fiscal year on Form N-Q within sixty days following the end of each calendar quarter. The complete listing on Form N-Q (i) is available on the Commission's website at http://www.sec.gov;
(ii) may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; and (iii) will be made available to shareholders upon request by calling toll-free 1-888-593-7878. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Policies and Procedures

The Adviser is responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that the Adviser uses in fulfilling this responsibility and information regarding how those proxies were voted during the twelve month period ended June 30, 2006 are available (i) on the Funds' website, at
http://www.westportfunds.com, (ii) without charge upon request by calling toll-free 1-888-593-7878 or (iii) on the Commission's website at http://www.sec.gov.

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                                                                              25

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26

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                                                                              27

The Westport Funds

Westport Fund
Westport Select Cap Fund

website: www.westportfunds.com

Shareholder Services
888-593-7878

Investment Adviser
Westport Advisers, LLC
253 Riverside Avenue
Westport, Connecticut 06880
203-227-3601

Board of Trustees
Raymond J. Armstrong
Stephen E. Milman
Edmund H. Nicklin, Jr.
D. Bruce Smith, II

Transfer Agent
Integrated Investment Services, Inc.
P.O. Box 5354
Cincinnati, Ohio 45201-5354

Distributor
IFS Fund Distributors, Inc.
303 Broadway, Suite 1100
Cincinnati, Ohio 45202


This report is authorized for distribution only when it is accompanied or preceded by a current prospectus of The Westport Funds.
                                                               FORM IFS-164-0201

Item 2. Code of Ethics.

Not required in semi-annual report filing.

Item 3. Audit Committee Financial Expert.

Not required in semi-annual report filing.

Item 4. Principal Accountant Fees and Services.

Not required in semi-annual report filing.

Item 5. Audit Committee of Listed Registrants.

Not required in semi-annual report filing.

Item 6. Schedule of Investments.

The schedule is included as part of The Westport Funds Semi-Annual Report filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a) Based on an evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), the registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1)      Not applicable in semi-annual filing.

(a)(2) Certifications required by Item 12(a)(2) of Form N-CSR are filed herewith, as Exhibit 99.CERT.

(a)(3)      Not applicable.

(b) Certifications required by Item 12(b) of Form N-CSR are filed herewith, as Exhibit 99.906CERT .

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Westport Funds

By (Signature and Title)


/s/ Edmund H. Nicklin, Jr.
--------------------------
Edmund H. Nicklin, Jr.
President

Date: September 8, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)


/s/ Edmund H. Nicklin, Jr.
--------------------------
President

Date: September 8, 2006

By (Signature and Title)


/s/ Terry A. Wettergreen
------------------------
Terry A. Wettergreen
Treasurer and Chief Financial Officer

Date: September 8, 2006